Segment, Customer and Geographic Information (Schedule of Major Customers and Percentage of Group's Total Revenues) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of operating segments [line items]
Total revenues	$ 364,012	$ 365,704		$ 324,253
Customer 1 [Member]
Disclosure of operating segments [line items]
Total revenues	$ 74,019	$ 75,757		$ 59,886
Percentage of revenues of the Group	20.33%	20.72%		18.47%
Customer 2 [Member]
Disclosure of operating segments [line items]
Total revenues	$ 61,482	$ 50,461		$ 32,449
Percentage of revenues of the Group	16.89%	13.80%		10.01%
Customer 3 [Member]
Disclosure of operating segments [line items]
Total revenues	$ 54,639	$ 53,617		$ 39,359
Percentage of revenues of the Group	15.01%	14.66%		12.14%
Customer 4 [Member]
Disclosure of operating segments [line items]
Total revenues	$ 42,487		[1]		[1]
Percentage of revenues of the Group	11.67%		[1]		[1]
Customer 5 [Member]
Disclosure of operating segments [line items]
Total revenues	$ 39,276	$ 38,223		$ 36,394
Percentage of revenues of the Group	10.79%	10.45%		11.22%

[1]	Represents an amount less than 10% of revenues.